Deferred Expenses - Summary of Breakdown is Provided of DPAC Balances by Line of Business and Reporting Segment (Detail) - Operating segments [member] - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Deferred acquisition costs arising from insurance contracts	€ 9,688	€ 10,882
The Netherlands [member]
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Deferred acquisition costs arising from insurance contracts	76	84
United Kingdom [member]
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Deferred acquisition costs arising from insurance contracts	903	996
Central & Eastern Europe [member]
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Deferred acquisition costs arising from insurance contracts	70	71
Spain & Portugal [member]
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Deferred acquisition costs arising from insurance contracts	1	1
Americas [member] | Americas [member]
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Deferred acquisition costs arising from insurance contracts	8,148	8,898
Asia [member]
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Deferred acquisition costs arising from insurance contracts	490	832
Life insurance general account [member]
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Deferred acquisition costs arising from insurance contracts	7,025	7,668
Life insurance general account [member] | The Netherlands [member]
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Deferred acquisition costs arising from insurance contracts	20	25
Life insurance general account [member] | United Kingdom [member]
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Deferred acquisition costs arising from insurance contracts	162	156
Life insurance general account [member] | Central & Eastern Europe [member]
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Deferred acquisition costs arising from insurance contracts	70	71
Life insurance general account [member] | Spain & Portugal [member]
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Deferred acquisition costs arising from insurance contracts	1	1
Life insurance general account [member] | Americas [member] | Americas [member]
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Deferred acquisition costs arising from insurance contracts	6,351	6,674
Life insurance general account [member] | Asia [member]
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Deferred acquisition costs arising from insurance contracts	420	740
Individual savings and retirement products [member]
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Deferred acquisition costs arising from insurance contracts	1,743	1,911
Individual savings and retirement products [member] | Americas [member] | Americas [member]
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Deferred acquisition costs arising from insurance contracts	1,743	1,911
Pensions [member]
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Deferred acquisition costs arising from insurance contracts	797	899
Pensions [member] | The Netherlands [member]
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Deferred acquisition costs arising from insurance contracts	55	59
Pensions [member] | United Kingdom [member]
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Deferred acquisition costs arising from insurance contracts	741	839
Run-off business [member]
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Deferred acquisition costs arising from insurance contracts	53	312
Run-off business [member] | Americas [member] | Americas [member]
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Deferred acquisition costs arising from insurance contracts	53	312
Non-life insurance [member]
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Deferred acquisition costs arising from insurance contracts	71	92
Non-life insurance [member] | Asia [member]
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Deferred acquisition costs arising from insurance contracts	€ 71	€ 92